Laurie D. Neat Secretary American Mutual Fund 333 South Hope Street Los Angeles, California 90071-1406 (213) 486 9200 lddn@capgroup.com

April 13, 2017

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Mutual Fund
File Nos. 002-10607 and 811-00572

Dear Sir or Madam:

Enclosed is Form N-1A, Post-Effective Amendment No. 145 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 65 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”), of American Mutual Fund (the “Registrant”).  This registration statement contains amendments reflecting disclosure pertaining to two new share classes — Classes 529-F-2 and 529-F-3 — to be offered by the Registrant.  As a result of the new share class disclosure, this filing is being made pursuant to Rule 485(a) under the Securities Act, and we propose that it become effective on June 23, 2017 (the “Effective Date”).

Because the disclosure in this registration statement is substantially identical to the disclosure contained in the Registrant’s most recent filings, we respectfully request that the Staff selectively review only the new disclosure in the registration statement relating to the two new share classes being registered. The Registrant’s registration statement was most recently reviewed by the Staff in April 2017 in connection with the registration of the Registrant’s new Class T and 529-T shares. For reference, see the Registrant’s Post-Effective Amendment No. 142 to the Registration Statement under the Securities Act and Amendment No. 62 to the Registration Statement under the 1940 Act, filed by the Registrant pursuant to Rule 485(a) on March 6, 2017 (File Nos. 002-10607 and 811-00572).

All of the funds comprising the American Funds family that currently offer Class 529-F-1 shares intend to offer the new share classes to the investing public pursuant to prospectuses effective as of the Effective Date.  Normally, this would require each investment company to file an amended registration statement under Rule 485(a).  However, because the disclosure language relating to the new share classes will be the same for all investment companies, we intend to request template filing relief under Rule 485(b)(1)(vii) with respect to each of those other investment companies, and, accordingly, to file amended registration statements for those other investment companies in late June 2017.

Please direct any questions to Erik A. Vayntrub, Associate Counsel, at (213) 486-9108.

Sincerely,

/s/ Laurie D. Neat

Laurie D. Neat

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